UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended: June 30, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) [   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                           JBT INC.
Address:                        900 Third Avenue, 10th Floor
                                Suite 1001
                                New York, NY 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Bin Bulsara
Title:                          Controller
Phone:                          212-750-8532
Signature, Place, and Date of Signing:

         /s/ Bin Bulsava           New York, NY                 10-05-00
          (Signature)             (City, State)                  (Date)

Report Type (Check only one.):

[X]                             13F HOLDINGS REPORT.

[ ]                             13F NOTICE.

[ ]                             13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager     0

Form 13F Information Table Entry    23

Form 13F Information Table Value    $132341

List of Other Included Managers:    None

                                                             FORM 13F-HR
                                                         YEAR ENDING 6/30/00

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR    SOLE  SHRD NONE
-----------------------------------------------------------------------------------------------------------------------------------
VODAPHONE AIRTOUCH PUB LTD   COMMON         92857T107         8288        200000 SH           x                    x
GLOBAL CROSSING LTD          COMMON         G3921A100         5263        200000 SH           x                    x
AT & T CORPORATION COM       COMMON         001957109         7116        225000 SH           x                    x
AETNA INC.                   COMMON         008117103         9351        150000 SH           x                    x
AMER. ONLINE INC. (DEL) COM  COMMON         02364J104         3789         57500 SH           x                    x
CAREMARX RX INC              COMMON         141705103         8580       1259500 SH           x                    x
DU PONT E I DE NEMOURS COM   COMMON         263534109         5468        125000 SH           x                    x
FIRST UNION CORP             COMMON         337358105         3722        150000 SH           x                    x
GENERAL MOTORS CORP. COM     COMMON         370442105         7258        125000 SH           x                    x
GEORGIA PAC CORP COM         COMMON         373298108         2625          8666 SH           x                    x
HONEYWELL INT'L INC          COMMON         438516106         6738        200000 SH           x                    x
INTERNATIONAL PAPER CO COM   COMMON         460146103         5963        200000 SH           x                    x
LAB. CORP OF AMER HLD NEW    COMMON         50540R409         9995        129600 SH           x                    x
LINCOLN NATL CORP COM        COMMON         534187109        10404        288000 SH           x                    x
MCKESSON HBOC INC            COMMON         58155Q103         6805        325000 SH           x                    x
THE PROCTOR & GAMBLE CO COM  COMMON         742718109         2863         50000 SH           x                    x
QWEST COMM. INTL INC         COMMON         749121109         2484         50000 SH           x                    x
RYDER SYS INC COM            COMMON         783549108        10558        557500 SH           x                    x
SPRINT CORP COM              COMMON         852061100         8925        175000 SH           x                    x
UNISYS CORP                  COMMON         909214108         5534        380000 SH           x                    x
AAMES FIN CORP 9.125% 11/1/03 DEBT          00253AAD3         1343       3000000 PRIN         x                    x
AMR CORPORATION              COMMON         001765106           (1)          (36)SH           x                    x
ELECTRONIC ARTS COM          COMMON         285512109         (730)       (10000)SH           x                    x
                                                            132341